Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2022
Accounts and notes receivable, net
Accounts and notes receivable, net

6. Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following:

	As of December 31
	2021	2022
	RMB	RMB

Accounts and notes receivable	3,482,011	2,944,355
Allowance for credit losses	(650,888)	(692,722)
Accounts and notes receivable, net	2,831,123	2,251,633

The operating lease receivable generated from lease vehicles to drivers and end-users, is recorded as accounts and notes receivable, net in the consolidated balance sheets. The operating lease receivable is subject to ASC 842 mentioned in Note 3.21. The movement of the allowances for credit losses is as follows:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Beginning balance prior to ASC 326	(437,266)	(556,360)	(650,888)
Impact of adoption of ASC 326	(71,498)	—	—
Balance at beginning of the year	(508,764)	(556,360)	(650,888)
Provision	(448,720)	(596,908)	(454,168)
Write-offs	401,124	502,380	412,334
Balance at end of the year	(556,360)	(650,888)	(692,722)